Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	37.00%	34.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	26.00%	17.00%
Customer C [member]
Disclosure of revenue [line items]
Risk Revenue	10.00%	14.00%
Customer D [member]
Disclosure of revenue [line items]
Risk Revenue		14.00%